INCOME TAXES - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 16, 2017	Jan. 17, 2017
Operating Loss Carryforwards [Line Items]
Income tax effects on financial statement			$ 0
Valuation allowance increased			$ 3,729	$ 5,962
Statutory tax rate (as a percent)	21.00%		21.00%	21.00%
Amount of annual limitation of net operating loss and tax credit carryforwards due to ownership change					$ 3,008	$ 865
Cash payment of research and development tax credit carryforward, percentage			65.00%
Income tax expense
Research and development
Operating Loss Carryforwards [Line Items]
Income tax expense			$ 138	$ 342
Federal net operating loss
Operating Loss Carryforwards [Line Items]
Amount of estimated net operating loss and tax credit carryforwards will expire before utilization due to ownership change						3,126
Federal research and development
Operating Loss Carryforwards [Line Items]
Amount of estimated net operating loss and tax credit carryforwards will expire before utilization due to ownership change						$ 249